Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2021	2022	2023
Time charter revenues	10,813,545	26,331,752	21,738,874
Bareboat revenues	2,717,105	1,906,328	—
Voyage charter revenues	3,679,869	67,957,871	158,583,636
Other income	152,150	823,927	3,403,310

Total	17,362,669	97,019,878	183,725,820